Accounts Receivable (Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable [Abstract]
Balance at January 1	$ 4,413	$ 4,299	$ 4,485
Amounts charged to expense	5,838	4,708	4,785
Accounts written off	(6,120)	(5,884)	(5,935)
Recoveries of accounts written off	1,234	1,290	964
Balance at December 31	$ 5,365	$ 4,413	$ 4,299